Short-Term Investments	12 Months Ended
Dec. 31, 2020
Disclosure of short-term investments [abstract]
Short-term Investments

Note 6: - Short-Term Investments

	December 31,
	2020	2019
	U.S. Dollars in thousands

Fair value through other comprehensive income	$-	$12,832
Bank deposits in USD (1)	39,069	18,413
Total Short-Term Investments	$39,069	$31,245

(1)	The deposits bear interest of 0.63%-0.89% and 2.5%-3.3% per year, as of December 31, 2020 and 2019, respectively.